Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2013
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense

in	6M13	6M12
Deferred compensation expense (CHF million)
Share awards	453	411
Performance share awards	326	197
Plus Bond awards [1]	16	0
2011 Partner Asset Facility awards [2]	(30)	513
Adjustable Performance Plan share awards	21	0
Adjustable Performance Plan cash awards [3]	(1)	203
Restricted Cash Awards	91	86
Scaled Incentive Share Units	23	61
Incentive Share Units [3]	(2)	33
2008 Partner Asset Facility awards [2]	53	61
Other cash awards	234	166
Total deferred compensation expense	1,184	1,731
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 6M13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
3 Includes claw backs.

Additional information
Estimated unrecognized deferred compensation expense

end of	6M13
Estimated unrecognized deferred compensation expense (CHF million)
Share awards	1,177
Performance share awards	487
Plus Bond awards	28
Adjustable Performance Plan share awards	25
Adjustable Performance Plan cash awards	33
Restricted Cash Awards	206
Scaled Incentive Share Units	33
Other cash awards	155
Total	2,144

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.8

Share-based award activities
Share-based award activity

	6M13
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards		SISU awards	ISU awards
Share-based award activity
Balance at beginning of period	55.1	22.9	29.7		9.4	3.6
Granted	38.9	26.2	1.1	[1]	0.0	0.0
Settled	(17.7)	(7.4)	(16.5)		(4.7)	(1.7)
Forfeited	(1.4)	(0.6)	(0.2)		(0.1)	(0.2)
Balance at end of period	74.9	41.1	14.1		4.6	1.7
of which vested	4.1	1.4	0.7		1.1	0.1
of which unvested	70.8	39.7	13.4		3.5	1.6
1 Represents additional units earned in 6M13 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.